RELATED PARTY TRANSACTIONS - Distribution of Sim Card and Pulse Reload Voucher (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other related entities
Transactions with related parties
Total	Rp 9,085	Rp 8,477	Rp 8,449
% of total revenues	6.95%	6.61%	7.26%
Kisel
Transactions with related parties
Total	Rp 4,221	Rp 4,181	Rp 4,600
% of total revenues	3.23%	3.26%	3.95%
Tiphone
Transactions with related parties
Total	Rp 4,390	Rp 3,888	Rp 3,441
% of total revenues	3.36%	3.03%	2.96%
Gratika
Transactions with related parties
Total	Rp 474	Rp 408	Rp 408
% of total revenues	0.36%	0.32%	0.35%